Asset Acquisition (Details)			1 Months Ended	12 Months Ended
	Jul. 22, 2020 CNY (¥) shares	Jul. 22, 2020 USD ($) shares	May 31, 2021 $ / shares shares	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 28, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2020 USD ($)
Asset Acquisition (Details) [Line Items]
Liabilities				¥ 349,665
Cash consideration							¥ 6,484,000		$ 5,800,000
Cash consideration								¥ 39,498,000
Transaction costs | $										$ 180,000,000
Fair value of apartment rental agreements and trademarks				649,733
Fair value of trademarks				194,971
Total consideration				495,039
Recorded the liabilities				¥ 169,267,000		¥ 165,033,000	¥ 169,267,000				$ 23,200,000
Ordinary Shares [Member]
Asset Acquisition (Details) [Line Items]
Ordinary shares subject to a make-whole cash-settled provision (in Shares) | shares						5,778,645,800
Ordinary shares subject to redemption (in Shares) | shares						2,086,074,900
Ordinary shares classification of a liability (in Shares) | shares						5,778,645,800
Great Alliance Co Living Limited And Affiliates [Member] | Rental Contracts [Member]
Asset Acquisition (Details) [Line Items]
Acquire assets	72,000	72,000
Beautiful House [Member]
Asset Acquisition (Details) [Line Items]
Liabilities	¥ 349,665,000					¥ 349,665,000
Cash consideration	205,306,000	$ 29,000,000
Share issued (in Shares) | shares			18,637,585,000
Share consideration	289,733,000	$ 42,673,000						289,733,000
Transaction costs								0
Remaining cash consideration								¥ 165,808,000							$ 23,200,000
Fair value of trademarks	86,900,000
Total consideration						¥ 495,039,000
Ordinary shares are redeemable at a per share price (in Shares) | shares			5,778,645,800
Beautiful House [Member] | Fair Value, Inputs, Level 3 [Member]
Asset Acquisition (Details) [Line Items]
Fair value of apartment rental agreements and trademarks	¥ 289,591,000
Beautiful House [Member] | Lock In Period Expiring On Thirtieth June Two Thousand And Twenty One [Member]
Asset Acquisition (Details) [Line Items]
Shares payable instalments percentage														30.00%
Beautiful House [Member] | Lock In Period Expiring On Thirtieth June Two Thousand And Twenty Two [Member]
Asset Acquisition (Details) [Line Items]
Shares payable instalments percentage													40.00%
Beautiful House [Member] | Lock In Period Expiring On Thirtieth June Two Thousand And Twenty Three [Member]
Asset Acquisition (Details) [Line Items]
Shares payable instalments percentage												30.00%
Beautiful House [Member] | Ordinary Shares [Member]
Asset Acquisition (Details) [Line Items]
Share issued (in Shares) | shares			18,637,585,000
Ordinary shares are redeemable at a per share price (in Shares) | shares			5,778,645,800
Business Combination Maximum Per Share Value To Be Collected By Acquiree (in Dollars per share) | $ / shares			$ 0.004014
Ordinary shares are redeemable per share price (in Shares) | shares			2,086,074,900
Ordinary shares are redeemable at a per share price (in Dollars per share) | $ / shares			$ 0.004015
Beautiful House [Member] | Ordinary Shares [Member] | Class A Ordinary Shares
Asset Acquisition (Details) [Line Items]
Share issued (in Shares) | shares	12,858,939,200	12,858,939,200